SHARE-BASED COMPENSATION (Summary of Share Option Activities) (Details) - Share Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employees [Member]
Number of Shares
Outstanding, beginning balance (in shares)	22,244,193	23,603,976	27,390,791
Options granted (in shares)	477,040	300,000	62,500
Options exercised (in shares)	(49,250)	(339,480)	(1,725,295)
Options forfeited or cancelled (in shares)	(62,570)	(1,320,303)	(2,124,020)
Outstanding, ending balance (in shares)	22,609,413	22,244,193	23,603,976	27,390,791
Vested and exercisable, ending balance (in shares)	21,997,390	19,881,566	16,777,799
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)	$ 1.21	$ 1.21	$ 1.2
Options granted (in US dollars per share)	0.76	0.74	1.31
Options exercised (in US dollars per share)	0.37	0.52	0.39
Options forfeited or cancelled (in US dollars per share)	1.43	1.33	1.71
Outstanding, ending balance (in US dollars per share)	1.2	1.21	1.21	$ 1.2
Vested and exercisable, ending balance (in US dollars per share)	$ 1.20	$ 1.17	$ 1.14
Weighted Average Remaining Contractual Life
Outstanding, (in years)	4 years 10 months 6 days	5 years 9 months 4 days	6 years 9 months 7 days	7 years 9 months 18 days
Vested and exercisable, ending balance (in years)	4 years 9 months 4 days	5 years 8 months 1 day	6 years 6 months 7 days
Aggregate Intrinsic Value
Outstanding, ending balance				$ 47,769
Vested and exercisable, ending balance
Non-Employees [Member]
Number of Shares
Outstanding, beginning balance (in shares)	1,718,750	1,718,750	2,968,750
Options granted (in shares)	500,000
Options exercised (in shares)			(1,250,000)
Outstanding, ending balance (in shares)	2,218,750	1,718,750	1,718,750	2,968,750
Vested and exercisable, ending balance (in shares)	1,703,646	1,493,229	990,104
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)	$ 1.10	$ 1.1	$ 1.04
Options granted (in US dollars per share)	0.7
Options exercised (in US dollars per share)			0.96
Outstanding, ending balance (in US dollars per share)	1.01	1.10	1.1	$ 1.04
Vested and exercisable, ending balance (in US dollars per share)	$ 1.30	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Life
Outstanding, (in years)	4 years 3 months 22 days	6 years 5 months 19 days	7 years 5 months 19 days	8 years 3 months 18 days
Vested and exercisable, ending balance (in years)	5 years 6 months 25 days	6 years 4 months 24 days	7 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding, ending balance			$ 0	$ 5,639
Vested and exercisable, ending balance	$ 0		$ 0